Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 376	$ 425	$ 882	$ 844
Realized gains	[1]	56	36	99	72
Realized losses	[1]	27	23	50	42
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		194	196	447	414
Realized gains	[1]	15	15	25	33
Realized losses	[1]	$ 3	$ 7	$ 12	$ 12

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.